                              SPDR(R) SERIES TRUST

                          Supplement Dated May 21, 2010
      to the Statement of Additional Information Dated October 31, 2009, as
                                  supplemented

The table that appears in the section Management of the Trust - Portfolio Managers is hereby revised as presented below only with respect to the following funds:

FUND                                               PORTFOLIO MANAGERS
----                                               ------------------
SPDR Barclays Capital Intermediate Term Treasury   Michael Brunell, John Kirby and Karen Tsang
   ETF
SPDR Barclays Capital Long Term Treasury ETF

SPDR Barclays Capital Aggregate Bond ETF           Michael Brunell, John Kirby and Max DeSantis
SPDR Barclays Capital High Yield Bond ETF
SPDR Barclays Capital Convertible Securities ETF

SPDR Barclays Capital Short Term International     Michael Brunell, John Kirby and Allen Kwong
   Treasury Bond ETF
SPDR Barclays Capital International Treasury
   Bond ETF

The following information is hereby added to the section Management of the Trust
- Other Accounts Managed:

AS OF APRIL 30, 2010

               REGISTERED                   POOLED                                               TOTAL
               INVESTMENT      ASSETS     INVESTMENT      ASSETS                   ASSETS        ASSETS
PORTFOLIO       COMPANY       MANAGED       VEHICLE      MANAGED       OTHER      MANAGED       MANAGED
MANAGER         ACCOUNTS    (BILLIONS)*    ACCOUNTS    (BILLIONS)*   ACCOUNTS   (BILLIONS)*   (BILLIONS)*
---------      ---------    -----------   ---------    -----------   --------   -----------   -----------
Max DeSantis       10          $16.16         78          $38.89        196        $78.83       $133.88

All information with respect to Elya Schwartzman is hereby removed from the Statement of Additional Information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE